Share-Based Compensation - Summary of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding ending balance	31,084,006
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	30,720,026	23,230,000	9,150,000
Number of options, granted		7,557,026	14,080,000
Number of options, Forfeited		(67,000)
Number of options, Outstanding ending balance		30,720,026	23,230,000
Weighted average exercise price per option, Outstanding beginning balance	$ 0.0948	$ 0.0980	$ 0.0327
Weighted average exercise price per option, Granted		0.0854	0.1404
Weighted average exercise price per option, Forfeited		0.1258
Weighted average exercise price per option, Outstanding ending balance		0.0948	0.0980
Weighted average fair value per option at grant date, Outstanding beginning balance	$ 1.4101	0.2412	0.1600
Weighted average fair value per option at grant date, Granted		4.9994	0.2939
Weighted average fair value per option at grant date, Forfeited		0.9649
Weighted average fair value per option at grant date, Outstanding ending balance		$ 1.4101	$ 0.2412
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	30,720,026
Number of options, granted	7,831,922
Number of options, Exercised	(5,955,292)
Number of options, Forfeited	(1,512,650)
Number of options, Outstanding ending balance	31,084,006	30,720,026
Weighted average exercise price per option, Outstanding beginning balance	$ 0.0948
Weighted average exercise price per option, Granted	0.0002
Weighted average exercise price per option, Exercised	0.0700
Weighted average exercise price per option, Forfeited	0.0746
Weighted average exercise price per option, Outstanding ending balance	0.0767	$ 0.0948
Weighted average fair value per option at grant date, Outstanding beginning balance	1.4101
Weighted average fair value per option at grant date, Granted	5.9341
Weighted average fair value per option at grant date, Exercised	0.7297
Weighted average fair value per option at grant date, Forfeited	2.8249
Weighted average fair value per option at grant date, Outstanding ending balance	$ 2.6115	$ 1.4101
Momo BVI Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, granted	10,550,000
Number of options, Forfeited	(350,000)
Number of options, Outstanding ending balance	10,200,000
Weighted average exercise price per option, Granted	$ 0.1078
Weighted average exercise price per option, Forfeited	0.1000
Weighted average exercise price per option, Outstanding ending balance	0.1080
Weighted average fair value per option at grant date, Granted	0.0544
Weighted average fair value per option at grant date, Forfeited	0.0539
Weighted average fair value per option at grant date, Outstanding ending balance	$ 0.0544